Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 99	$ 654	$ 231	$ 3,392	$ 3,276	$ 1,536
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	72	654	78	2,274	526	918
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	27		153	1,118	2,750	618
Sales of Goods [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	72	654	78	2,274	199	918
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 27		$ 153	$ 1,118	$ 3,077	$ 618